FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

The estimated fair value of the Company’s financial instruments not measured at fair value on a recurring basis are as follows:

	June 30, 2021
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,551	$2,551	$2,551	$—	$—
Certificates of deposit	350	350	350	—	—
Investment securities – held to maturity	15,489	15,592	—	15,592	—
Mortgage-backed securities – held to maturity:
Agency	82,059	82,202	—	82,202	—
Private-label	400	457	—	—	457
Net loans receivable	80,684	82,930	—	—	82,930
Accrued interest receivable	749	749	749	—	—
FHLB stock	6,044	6,044	6,044	—	—
Bank owned life insurance	5,021	5,021	5,021	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest earning checking	$25,452	$25,452	$25,452	$—	$—
Interest-earning checking	26,881	26,881	26,881	—	—
Savings accounts	50,058	50,058	50,058	—	—
Money market accounts	22,995	22,995	22,995	—	—
Certificates of deposit	29,731	29,763	—	—	29,763
Advance payments by borrowers for taxes and insurance	2,050	2,050	2,050	—	—
FHLB advances – fixed rate	10,000	9,763	—	—	9.763
FHLB advances – variable rate	25,000	25,000	25,000	—	—
FHLB short-term advances	113,093	113,093	113,093	—	—
Other short-term advances	—	—	—	—	—
Accrued interest payable	155	155	155	—	—

	June 30, 2020
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,500	$2,500	$2,500	$—	$—
Certificates of deposit	1,840	1,840	1,840	—	—
Investment securities – held to maturity	3,495	3,622	—	3,622	—
Mortgage-backed securities – held to maturity:
Agency	96,488	96,042	—	96,042	—
Private-label	618	607	—	—	607
Net loans receivable	91,032	98,700	—	—	98,700
Accrued interest receivable	744	744	744	—	—
FHLB stock	6,564	6,564	6,564	—	—
Bank owned life insurance	4,907	4,907	4,907	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest earning checking	$22,657	$22,657	$22,657	$—	$—
Interest-earning checking	25,075	25,075	25,075	—	—
Savings accounts	44,541	44,541	44,541	—	—
Money market accounts	21,743	21,743	21,743	—	—
Certificates of deposit	35,063	35,237	—	—	35,237
Advance payments by borrowers for taxes and insurance	2,256	2,256	2,256	—	—
FHLB advances – fixed rate	15,000	14,818	—	—	14,818
FHLB advances – variable rate	85,000	85,000	85,000	—	—
FHLB short-term advances	59,159	59,159	59,159	—	—
Other short-term advances	7,000	7,000	7,000	—	—
Accrued interest payable	487	487	487	—	—